Net Defined Benefit Liabilities - Summary of Amounts Recognized in the Consolidated Statements of Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in net defined benefit liability (asset) [abstract]
Current service cost	₩ 243,598	₩ 225,667	₩ 210,336
Net Interest cost	12,017	10,458	8,691
Past service cost	910	9,801	(61)
Transfer out	(16,215)	(13,881)	(9,196)
Total expenses	₩ 240,310	₩ 232,045	₩ 209,770